SECONDARY MORTGAGE MARKET ACTIVITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SECONDARY MORTGAGE MARKET ACTIVITIES [Abstract]
Mortgage banking income	$ 314	$ 459	$ 507	$ 881	$ 1,445	$ 1,497	$ 830